Note 1 - Nature of Organization	9 Months Ended
Sep. 30, 2014
Notes
Note 1 - Nature of Organization

NOTE 1 – Nature of Organization

KonaRed Corporation (“KonaRed”, "KonaRed Corporation", "us", “we”, the “Registrant”, or the “Company”) was incorporated in the State of Nevada on October 4, 2010 as TeamUpSport Inc. Prior to, and in anticipation of, closing of an asset purchase agreement (the "Asset Purchase Agreement") with Sandwich Isles Trading Co, Inc. ("SITC"), on September 9, 2013 our company effected a name change by merging with our wholly-owned Nevada subsidiary named “KonaRed Corporation” with our company as the surviving corporation under the new name “KonaRed Corporation”. SITC is a private company incorporated in Hawaii on August 22, 2008. On October 4, 2013, pursuant to the terms the Asset Purchase Agreement, we acquired from SITC substantially all of the assets, property and undertaking of the health beverage and food business operated under the name “KonaRed” which specialized in the production and marketing of beverages and supplements produced from the fruit of the coffee plant.